Consolidated Statements of Earnings and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 33,841	$ 30,095	$ 26,004
Operating costs and expenses
General and administrative expenses	3,290	3,011	2,712
Operating income	3,969	3,780	3,218
Other (expense) income
Interest expense	(528)	(562)	(360)
FAS (non-service) pension benefit	800	1,049	699
Mark-to-market pension and OPB (expense) benefit	(1,800)	(655)	536
Other, net	107	130	136
Earnings before income taxes	2,548	3,742	4,229
Federal and foreign income tax expense	300	513	1,360
Net earnings	$ 2,248	$ 3,229	$ 2,869
Basic earnings per share
Basic earnings per share	$ 13.28	$ 18.59	$ 16.45
Weighted-average common shares outstanding, in millions	169.3	173.7	174.4
Diluted earnings per share
Diluted earnings per share	$ 13.22	$ 18.49	$ 16.34
Weighted-average diluted shares outstanding, in millions	170.0	174.6	175.6
Net earnings (from above)	$ 2,248	$ 3,229	$ 2,869
Other comprehensive loss
Change in unamortized prior service credit, net of tax expense of $15 in 2019, $19 in 2018 and $35 in 2017	(47)	(60)	(44)
Change in cumulative translation adjustment and other, net	2	(14)	(2)
Other comprehensive loss, net of tax	(45)	(74)	(46)
Comprehensive income	2,203	3,155	2,823
Product [Member]
Cost of Goods and Services Sold	18,675	15,785	12,527
Revenues	23,852	20,469	16,364
Service [Member]
Cost of Goods and Services Sold	7,907	7,519	7,547
Revenues	$ 9,989	$ 9,626	$ 9,640